Subsidiaries - Summary of Nature Of The Risks Associated With Interests In Consolidated Structured Entities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
KB Sinansan Line Private Special Asset Fund And Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 1,905,221
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group has provided capital commitment to 68 consolidated structured entities including KB Sinansan Line Private Special Asset Fund (SOC). The unexecuted amount of the capital commitment is ￦1,905,221 million. Based on the capital commitment, the Group is subject to increase its investment upon the request of the asset management company or the additional agreement among investors.
Trusts
Disclosure of information about consolidated structured entities [line items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group has provided the guarantees of payment of principal, or principal and fixed rate of return in case the operating results of the trusts are less than the guaranteed principal, or principal and fixed rate of return.
KBD TOWER 1ST LLC And Other Subsidiaries [Member]
Disclosure of information about consolidated structured entities [line items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 4,282,424
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group has provided payment guarantees of ￦4,282,424 million to KBD TOWER 1ST LLC and other consolidated structured entities.